Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Summary of Impact of Adoption of ASC 606 on Consolidated Balance Sheet

The following table depicts the impact of adoption as of October 1, 2018, on the Company’s consolidated balance sheet:

	As of October 1, 2018
	Balance as of September 30, 2018	Adjustments due to ASC 606	Balance as of October 1, 2018
Balance Sheet:
Account receivable — unbilled	$263,997	$10,039	$274,036
Prepaid expenses and other current assets	229,999	(971)	229,028
Other noncurrent assets	420,369	15,636	436,005
Deferred revenue (current)	132,414	14,048	146,462
Accrued expenses and other current liabilities	706,637	(14,062)	692,575
Deferred income taxes and taxes payable	224,572	10,424	234,996
Retained Earnings	4,673,901	14,294	4,688,195